INCOME TAXES	12 Months Ended
Apr. 01, 2012
INCOME TAXES
15.	INCOME TAXES

Deferred tax assets and liabilities reflect the tax effect of temporary differences between amounts of assets and liabilities for financial reporting purposes and the amounts of these assets and liabilities as measured by income tax law. The income tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

	April 1,	March 27,
	2012	2011
Deferred tax assets:
Straight-line rent expense	$6,145	$5,747
Goodwill	1,995	2,270
Gift certificate liability	1,281	1,136
Amortization of gain	519	556
FICA tip credit carryover	3,730	4,079
Employee benefit accruals	2,877	2,285
Workers compensation	1,319	1,157
State net operating loss carryforwards	1,942	2,355
Accrued liabilities and other	1,760	160
	21,568	19,745

Valuation Allowance	(1,942)	(2,355)

Deferred tax liabilities:
Property and equipment	5,990	6,168
Inventories	872	812
	6,862	6,980

	12,764	10,410
Available for sale investment securities	(33)	(35)
Net deferred tax asset	$12,731	$10,375

We have FICA tip credit carryovers of $3.7 million that expire in 2032. We have certain state net operating loss carryforwards of $45.6 million, with an estimated tax effect of $1.9 million. These state net operating loss carryforwards expire at various dates through 2032. We believe that it is more likely than not that the benefit from certain state net operating loss carryforwards will not be realized. Accordingly, as of April 1, 2012, we have provided a valuation allowance of $1.9 million for these state net operating loss carryforwards.

Net deferred tax asset consists of (in thousands):

	April 1,	March 27,
	2012	2011
Current asset	$1,973	$322
Long-term asset	10,758	10,053
	$12,731	$10,375

The income tax provision (benefit) consists of (in thousands):

	Fiscal Year Ended
	April 1,	March 27,	March 28,
	2012	2011	2010
Current tax expense (benefit):	(53 weeks)	(52 weeks)	(52 weeks)
Federal	$1,366	$(1,147)	$(1,774)
State	1,075	1,268	94
Deferred tax (benefit) expense:
Federal and State	(2,354)	(791)	865
Income tax expense (benefit)	$87	$(670)	$(815)

The income tax provision differed from the amount computed at the statutory rate as follows (in thousands):

	Fiscal Year Ended
	April 1,	March 27,	March 28,
	2012	2011	2010
Federal income tax provision at statutory rate of 34% in each of	(53 weeks)	(52 weeks)	(52 weeks)
fiscal years 2012, 2011 and 2010	$1,388	$226	$(3,318)
State income taxes, net of federal benefit	899	44	216
Tax credits, net	(1,896)	(1,735)	(1,635)
Permanent book/tax differences	137	263	-
Tax benefit recognized for uncertain tax positions	-	(106)	(96)
Goodwill impairment	-	-	3,782
Change in valuation allowance	(412)	315	-
Change in tax rate	-	323	233
Other	(29)	-	3

Income tax provision (benefit)	$87	$(670)	$(815)

Effective income tax rate	2.1%	-100.8%	8.4%

We file income tax returns that are periodically audited by various federal and state jurisdictions. With few exceptions, we are no longer subject to federal and state income tax examinations for years prior to fiscal year 2008. Our federal income tax return for fiscal year 2009 and our Florida state income tax return for fiscal year 2009 are currently under examination. We have not yet received any preliminary findings from these examinations.

As of April 1, 2012, we had $0.2 million of unrecognized tax benefits related to uncertain tax positions, all of which would impact the tax rate, if recognized. Of the total unrecognized tax benefits at April 1, 2012, we believe it is reasonably possible that this amount could be reduced by $0.1 million in the next twelve months due the expiration of statute of limitations. As of March 27, 2011, we had $0.2 million of unrecognized tax benefits.

The unrecognized tax benefits and related interest and penalties are generally classified as other long term liabilities in the accompanying consolidated balance sheets. A reconciliation of beginning and ending unrecognized tax benefits, exclusive of related interest and penalties, is as follows (in thousands):

Unrecognized tax benefits, March 28, 2010	$300
Gross decreases - prior period tax positions	(119)
Gross increases - prior period tax positions	21
Unrecognized tax benefits, March 27, 2011	202
Gross decreases - prior period tax positions	(76)
Gross increases - prior period tax positions	65
Unrecognized tax benefits, April 1, 2012	$191

We recognize interest and penalties related to unrecognized tax benefits within income tax expense in the accompanying consolidated statements of earnings. As of April 1, 2012 and March 27, 2011, the amount accrued for the payment of interest was not significant, and we did not incur any penalties related to unrecognized tax benefits.